Financial assets - Disclosure of gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,320,111	€ 1,295,290
Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,195,899	1,184,151
Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	90,146	76,857
Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	34,066	34,282
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	80,629	81,680
Financial assets at fair value through other comprehensive income | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,182	73,576
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	9,447	8,104
Financial assets at fair value through other comprehensive income | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	335	313
Financial assets at fair value through other comprehensive income | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	9,112	7,791
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	79,697	81,183
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,163	73,570
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,534	7,613
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	335	313
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,199	7,300
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	651	305
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	13	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	638	305
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	638	305
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	281	192
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	275	186
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	275	186
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,239,482	1,213,610
Financial assets at amortised cost | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	114,661	103,785
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,124,821	1,109,825
Financial assets at amortised cost | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	56,294	57,926
Financial assets at amortised cost | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,051,986	1,031,817
Financial assets at amortised cost | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	16,541	20,082
Financial assets at amortised cost | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,116,202	1,102,968
Financial assets at amortised cost | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	113,462	103,127
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,002,740	999,841
Financial assets at amortised cost | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	56,294	57,926
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	929,905	921,833
Financial assets at amortised cost | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	16,541	20,082
Financial assets at amortised cost | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	89,495	76,552
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	501	203
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88,994	76,349
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88,994	76,349
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,785	34,090
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	698	455
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,087	33,635
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,087	33,635
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 0	€ 0